Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Account receivable	225,917	132,849
Less: Allowance for credit losses	(22,281)	(46,756)
Total	203,636	86,093

The following table provide a summary of changes of the allowance for credit loss for the year ended December 31, 2023 and the year ended December 31, 2022:

	December 31,
	2022	2023
	RMB	RMB
Balance at beginning of period	26,158	22,281
Adoption of ASC 326	—	6,223
Amounts charged to expenses	861	21,766
Amounts written off	—	(195)
Disposal of subsidiaries	(4,739)	(3,319)
Foreign Exchange effect	1	—
Balance at end of period	22,281	46,756

As of December 31, 2022 and 2023, all accounts receivable was due from third party customers. Provision for credit losses for the year ended December 31, 2022 and 2023 was RMB861 and RMB21,766.